Research and development expenses: (Tables)	9 Months Ended
Dec. 31, 2011
Research and development expenses:
Schedule of research and development expenses

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Research and development expenses	$46,061	$36,338	$27,546
Program funding (note 16)	(2,767)	(1,675)	(1,333)

Research and development	$43,294	$34,663	$26,213